Share Capital Authorized and Issued - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Feb. 20, 2026
Capital Unit [Line Items]
Common stock, dividends, per share, declared (in dollars per share)	$ 0.15	$ 0.10
Treasury stock, shares, acquired (in shares)	11,544,855	1,438,278
Treasury stock, value, acquired, cost method	$ 219.4	$ 22.1
Unutilized amount of the share repurchase authorization	$ 199.1
Program
Capital Unit [Line Items]
Stock repurchase program, authorized amount			$ 400.0
CVC Falcon Holdings Limited
Capital Unit [Line Items]
Treasury stock, shares, acquired (in shares)	8,597,170
Treasury stock, value, acquired, cost method	$ 163.3
Fidelis Partnership
Capital Unit [Line Items]
Treasury stock, shares, acquired (in shares)	1,101,558	136,084
Treasury stock, value, acquired, cost method	$ 20.9	$ 2.1
Repurchase mechanism percentage	9.8752%